Revenue From Contracts With Customers - Summary of significant changes in contract assets and contract liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Revenue from contracts with customers [Abstract]
Deferred revenue	$ 61,066	$ 50,753	$ 47,318
Revenue recognised in current period that was included in the contract liabilities balance at the beginning of the period	50,753	47,318	34,487
Trade receivables from contracts with customers (Note 14(a))	12,117	16,206	15,765
Loss allowances (Note 14(a))	(4,120)	(5,081)	(4,953)
Trade receivables , net	$ 7,997	$ 11,125	$ 10,812